Income Taxes - Schedule of Income Taxes Attributed (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense Benefit Continuing Operations [Abstract]
Current	$ (42,665)	$ (11,290)	$ (7,326)
Deferred	11,227	5,685	(3,146)
Total income tax expense	$ (31,438)	$ (5,605)	$ (10,472)